Other liabilities and deferred credits (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities And Deferred Credits [Line Items]
Personal injury and other claims provisions, net of current portion	232	226
Stock-based incentives liability, net of current portion	203	180
Environmental provisions, net of current portion	92	89
Deferred credits and other	249	267
Total other liabilities and deferred credits	776	762